AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 98.2%
Communication Services - 3.4%
IAC/InteractiveCorp.*	69,275	$9,025,840
Pinterest, Inc., Class A*	427,600	21,786,220
Vimeo, Inc.*	220,300	6,470,211
Zynga, Inc., Class A*	3,435,900	25,872,327

Total Communication Services		63,154,598
Consumer Discretionary - 10.8%
Brunswick Corp.	292,600	27,876,002
Burlington Stores, Inc.*	73,400	20,814,038
CarMax, Inc.*	172,000	22,009,120
Floor & Decor Holdings, Inc., Class A*	149,300	18,033,947
Lululemon Athletica, Inc. (Canada)*	53,500	21,651,450
Marriott Vacations Worldwide Corp.	107,700	16,944,441
Olaplex Holdings, Inc.	347,000	8,501,500
O'Reilly Automotive, Inc.*	68,700	41,979,822
Pool Corp.	49,600	21,546,736

Total Consumer Discretionary		199,357,056
Consumer Staples - 1.8%
Lamb Weston Holdings, Inc.	219,700	13,482,989
US Foods Holding Corp.*	585,600	20,296,896

Total Consumer Staples		33,779,885
Financials - 5.4%
Discover Financial Services	116,500	14,312,025
Interactive Brokers Group, Inc., Class A	86,200	5,373,708
RenaissanceRe Holdings, Ltd. (Bermuda)	280,500	39,101,700
Signature Bank	69,800	19,005,144
Voya Financial, Inc.	353,900	21,725,921

Total Financials		99,518,498
Health Care - 18.2%
AmerisourceBergen Corp.	352,400	42,094,180
Argenx SE, ADR (Netherlands)*	41,900	12,653,800
Ascendis Pharma A/S, ADR (Denmark)*	163,600	26,076,204
Blueprint Medicines Corp.*	201,500	20,716,215
Catalent, Inc.*	399,800	53,201,386
Centene Corp.*	173,100	10,785,861
Charles River Laboratories International, Inc.*	104,400	43,082,748
Chemed Corp.	55,300	25,721,136
DENTSPLY SIRONA, Inc.	366,650	21,284,032
Encompass Health Corp.	221,500	16,621,360
Guardant Health, Inc.*	78,900	9,863,289
Horizon Therapeutics PLC*	125,000	13,692,500
ICON PLC (Ireland)*	75,700	19,834,914
	Shares	Value

Royalty Pharma PLC, Class A	510,200	$18,438,628

Total Health Care		334,066,253
Industrials - 18.5%
AMETEK, Inc.	142,100	17,621,821
Booz Allen Hamilton Holding Corp.	302,300	23,987,505
Carlisle Cos., Inc.	89,100	17,712,189
Cintas Corp.	61,700	23,486,722
Copart, Inc.*	196,200	27,216,864
CoStar Group, Inc.*	313,700	26,997,022
Generac Holdings, Inc.*	55,300	22,599,451
Hubbell, Inc.	77,300	13,965,791
Nordson Corp.	129,000	30,721,350
Robert Half International, Inc.	255,900	25,674,447
TransUnion	388,500	43,632,435
Verisk Analytics, Inc., Class A	125,500	25,133,885
Waste Connections, Inc.	321,400	40,473,902

Total Industrials		339,223,384
Information Technology - 35.7%
Amphenol Corp., Class A	404,800	29,643,504
Avalara, Inc.*	139,500	24,380,415
Coupa Software, Inc.*	89,300	19,572,774
Crowdstrike Holdings, Inc., Class A*	222,000	54,563,160
CyberArk Software, Ltd. (Israel)*	95,500	15,071,810
Elastic, N.V.*	155,000	23,093,450
Enphase Energy, Inc.*	23,800	3,569,286
Entegris, Inc.	165,600	20,849,040
FleetCor Technologies, Inc.*	67,300	17,583,471
Gartner, Inc.*	174,800	53,118,224
HubSpot, Inc.*	57,400	38,807,566
Jack Henry & Associates, Inc.	108,200	17,751,292
Keysight Technologies, Inc.*	134,900	22,162,721
Marvell Technology, Inc.	318,100	19,184,611
McAfee Corp., Class A	1,062,700	23,496,297
Microchip Technology, Inc.	180,800	27,750,992
MKS Instruments, Inc.	90,000	13,581,900
Monolithic Power Systems, Inc.	50,000	24,234,000
Nice, Ltd., Sponsored ADR (Israel)*	95,100	27,012,204
Paylocity Holding Corp.*	98,200	27,535,280
Remitly Global, Inc.*	299,700	10,998,990
Smartsheet, Inc., Class A*	306,400	21,086,448
SS&C Technologies Holdings, Inc.	333,600	23,151,840
Synopsys, Inc.*	84,800	25,389,968
Twilio, Inc., Class A*	35,500	11,326,275

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 35.7% (continued)
Tyler Technologies, Inc.*	26,600	$12,200,090
Unity Software, Inc.*	142,700	18,015,875
Zendesk, Inc.*	267,400	31,122,686

Total Information Technology		656,254,169
Materials - 2.3%
FMC Corp.	163,000	14,924,280
Martin Marietta Materials, Inc.	80,000	27,334,400

Total Materials		42,258,680
Real Estate - 2.1%
SBA Communications Corp., Class A, REIT	118,400	39,139,488

Total Common Stocks (Cost $1,165,442,336)		1,806,752,011
	Shares	Value

Short-Term Investments - 2.2%
Other Investment Companies - 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	13,306,683	$13,306,683
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[1]	13,306,683	13,306,683
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	13,709,915	13,709,915

Total Short-Term Investments (Cost $40,323,281)		40,323,281
Total Investments - 100.4% (Cost $1,205,765,617)		1,847,075,292
Other Assets, less Liabilities - (0.4)%		(7,061,018)
Net Assets - 100.0%		$1,840,014,274

*	Non-income producing security.
[1]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,806,752,011	—	—	$1,806,752,011
Short-Term Investments
Other Investment Companies	40,323,281	—	—	40,323,281
Total Investments in Securities	$1,847,075,292	—	—	$1,847,075,292

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.